Inventories - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Cost of inventories recognized as operating costs	¥ 148,988,000	¥ 144,644,000	¥ 110,970,000